Related party transactions (Tables)	9 Months Ended
May 31, 2024
Related party transactions
Summarizes the related party transactions and the amounts due to and from related parties

	Three-month	Three-month	Six-month	Six-month
	period	period	period	period
	ended May 31,	ended May 31,	ended May 31,	ended May 31,
	2024	2023	2024	2023
	$	$	$	$
Office salaries and benefits
Montana Strategies Inc.	—	—	—	23,733

Research and Development
Mac Engineering, SASU	65,962	22,418	1,646,738	150,113

	Three-month	Three-month	Six-month	Six-month
	period	period	period	period
	ended May 31,	ended May 31,	ended May 31,	ended May 31,
	2024	2023	2024	2023
	$	$	$	$
Wages	715,753	731,195	1,292,518	1,880,567
Share-based payments – capital stock	71,145	285,602	187,771	285,602
Share-based payments – stock options	37,823	294,637	120,929	362,363
	824,721	1,311,434	1,601,218	2,528,532

	As at	As at
	May 31,	August 31,
	2024	2023
	$	$
Share subscription receivable
9335-1427 Quebec Inc.	25,000	25,000
Alexandre Mongeon	14,200	14,200
	39,200	39,200

Current advances to related party
Alexandre Mongeon	17,284	20,135

	As at	As at
	May 31,	August 31,
	2024	2023
	$	$
Amounts due to related parties included in trade and other payable
Alexandre Mongeon	10,769	19,384
Patrick Bobby	—	13,847
Xavier Montagne	5,808	10,454
Raffi Sossoyan	5,750	—
Kulwant Sandher	—	8,654
California Electric Boat Company Inc.	96,027	—
Mac Engineering, SASU	61,247	9,935
	179,601	62,274